Morgan Stanley International Value Equity Fund
LETTER TO THE SHAREHOLDERS o FEBRUARY 28, 2002

Dear Shareholder:

The six-month period ended February 28, 2002, was a difficult one for the world's equity markets. The September 11 terrorist attacks sent global markets into a tailspin, with investors worldwide fearing that the investment-led slowdown would spill over into a consumer-led recession. Data gathered before that date revealed that consumer confidence in the United States had already begun to crumble. However, the speed at which stricken industries received aid, combined with congressional cooperation for budgetary stimulus, was enough to underpin an economy also supported by a highly accommodative monetary policy on the part of the Federal Reserve Board. Global equity markets rallied strongly during the last quarter of 2001 as investors rotated out of defensive sectors into industrial and consumer cyclicals and growth sectors.

In January, however, the markets reversed direction. The Morgan Stanley Capital International (MSCI) World Index fell more than 3 percent in U.S. dollar terms, led by a 7.8 percent decline in Japan and a 5.8 percent decline in the MSCI Europe ex-United Kingdom Index. Only the Pacific ex-Japan region (Hong Kong, Singapore, Australia, and New Zealand) managed to start the year with a positive return. A string of cautious outlook statements during the reporting season, a slew of high-profile corporate bankruptcies and the fallout from the Enron accounting saga once again deflated investor confidence and undermined expectations of a so-called V-shaped recovery. The technology, media and telecommunications sectors suffered the brunt of the sell-off, reversing their strong outperformance in the last quarter of 2001, while investors sought a safe haven in consumer staples, utilities and energy.


Performance and Portfolio Strategy
For the six-month period ended February 28, 2002, Morgan Stanley International Value Equity Fund's Class A, B, C and D shares posted total returns of -2.71 percent, -3.11 percent, -3.10 percent and -2.61 percent, respectively. For the same period, the MSCI EAFE Index* returned -8.33 percent. The performance of the Fund's four share classes varies because each has different expenses. The Fund's total return figures assume the reinvestment of all distributions but do not reflect the deduction of any applicable sales charges.

We turned from being bargain hunters in September to profit takers in November, reducing positions in Siemens, Philips, Rohm and WPP following exceptional outperformance by these stocks, which brought them beyond our fair-value targets. This rapid turnover is not normally characteristic of the portfolio management team's investment style, but it is symptomatic of the incredible volatility that monthly equity returns have exhibited of late.

--------------
* The Morgan Stanley Capital International (MSCI) EAFE Index measures the performance of a diverse range of global stock markets within Europe, Australia and the Far East. The performance of the Index is listed in U.S. dollars and assumes reinvestment of net dividends. "Net dividends" reflects a reduction in dividends after taking into account withholding of taxes by certain foreign countries represented in the Index. The Index does not include any expenses, fees or charges. The Index is unmanaged and should not be considered an investment.

Morgan Stanley International Value Equity Fund
LETTER TO THE SHAREHOLDERS o FEBRUARY 28, 2002 continued

We reduced the Fund's positions in NTT and Bayer during the period because we began to question both companies' value characteristics. In their stead we built positions in two German utilities, RWE and E.On, whose managements have demonstrated a commitment to selling off noncore assets and reinvesting in their core businesses. Now that the worst effects of German electricity deregulation, in our opinion, appear to have passed, both stocks are currently trading near 15 percent discounts to fair value by our reckoning.

We took advantage of the capitulation in the Japanese market at the beginning of the new year to add to existing positions in Japan and establish new positions in Tokio Marine & Fire, Sumitomo Electric and Dai Nippon Printing. This was largely funded from taking gains in Stora Enso (pulp and paper manufacturing), Richemont (luxury goods) and Samsung (electronics), which had all reached our fair-value targets. We also reduced our position in the Italian bank IntesaBCI, because of concerns over asset quality as it announced larger-than-expected exposure to Enron, Swissair and Argentina.

In a reversal of fortune, Japan's stock market was the star performer for the month of February, with the Nikkei 225 index up 5.9 percent in local currency terms (4.2 percent in U.S. dollars). Although the Japanese government released its eagerly anticipated anti-deflation package, this collection of half-hearted measures fell short of providing any real solution to the country's deflationary pressures or a resolution to the problem of nonperforming loans. In our view, the bounce in the Japanese market was more likely due to valuations there appearing extremely attractive relative to those in both the United States and Europe. Either way, the Fund benefited from its overweighted position in Japan (23 percent vs. a 20 percent benchmark weight) and some timely additions during February.

As investors sold out of high-growth sectors early in 2002 the Fund benefited from its defensive bias, in particular its significant overweighting in consumer staples.


Looking Ahead
We anticipate that the environment for equities in the United States and Europe will remain difficult, with valuations in those regions by and large discounting favorable economic conditions. In Japan, though, we believe that the rally has the potential to continue. Valuations still look cheap there, and foreign investors are scrambling to get back into the market for fear of missing the rally. However, we remain concerned that Japan's financial system continues to teeter on the brink. The March year-end balance date could prove a critical juncture as Japanese banks struggle to meet their capital adequacy requirements. Because Japan is the largest creditor nation, the outcome could significantly affect the rest of the world.

Morgan Stanley International Value Equity Fund
LETTER TO THE SHAREHOLDERS o FEBRUARY 28, 2002 continued

We appreciate your ongoing support of Morgan Stanley International Value Equity Fund and look forward to continuing to serve your investment needs.


Very truly yours,

[GRAPHIC OMITTED]                        [GRAPHIC OMITTED]

/s/ Charles A. Fiumefreddo               /s/ Mitchell M. Merin
Charles A. Fiumefreddo                   Mitchell M. Merin
Chairman of the Board                    President

Morgan Stanley International Value Equity Fund
FUND PERFORMANCE o FEBRUARY 28, 2002

                          AVERAGE ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------


                          CLASS A SHARES*
--------------------------------------------------------------------
PERIOD ENDED 2/28/02
---------------------------
Since Inception (4/26/01)            (6.60)%(1)         (11.51)%(2)


                         CLASS C SHARES+
-------------------------------------------------------------------
PERIOD ENDED 2/28/02
---------------------------
Since Inception (4/26/01)            (7.27)%(1)         (8.19)%(2)


                       CLASS B SHARES**
---------------------------------------------------------------
PERIOD ENDED 2/28/02
---------------------------
Since Inception (4/26/01)     (7.27) %(1)          (11.87)%(2)


                CLASS D SHARES++
--------------------------------------------------
PERIOD ENDED 2/28/02
---------------------------
Since Inception (4/26/01)             (6.50)%(1)

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RETURNS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE. WHEN YOU SELL FUND SHARES, THEY MAY BE WORTH LESS THAN THEIR ORIGINAL COST. THE TABLE DOES NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.



------------
(1) Figure shown assumes reinvestment of all distributions and does not reflect the deduction of any sales charges.
(2) Figure shown assumes reinvestment of all distributions and the deduction of the maximum applicable sales charge. See the Fund's current prospectus for complete details on fees and sales charges.
*     The maximum front-end sales charge for Class A is 5.25%.
** The maximum contingent deferred sales charge (CDSC) for Class B is 5.0%. The CDSC declines to 0% after six years.
+ The maximum CDSC for Class C is 1.0% for shares redeemed within one year of purchase.
++    Class D has no sales charge.

Morgan Stanley International Value Equity Fund
PORTFOLIO OF INVESTMENTS o FEBRUARY 28, 2002 (UNAUDITED)




 NUMBER OF
   SHARES                                                         VALUE
-------------                                                -------------
                       Common Stocks (94.3%)
                       Australia (1.0%)
                       Major Telecommunications
  639,300              Telstra Corp., Ltd. ................   $  1,704,814
                                                              ------------
                       Belgium (0.5%)
                       Financial Conglomerates
   37,100              Fortis .............................        827,766
                                                              ------------
                       Canada (0.6%)
                       Major Telecommunications
   48,700              Telus Corp. (Non-Voting) ...........        531,725
                                                              ------------
                       Oil & Gas Production
   48,500              Husky Energy Inc. ..................        508,360
                                                              ------------
                       Total Canada .......................      1,040,085
                                                              ------------
                       Denmark (0.6%)
                       Food: Specialty/Candy
   31,839              Danisco A/S ........................      1,131,392
                                                              ------------
                       Finland (0.0%)
                       Pulp & Paper
    1,800              Stora Enso Oyj (Registered
                         Shares) ..........................         23,450
                                                              ------------
                       France (7.2%)
                       Containers/Packaging
   12,500              Compagnie de Saint-Gobain ..........      1,948,697
                                                              ------------
                       Electrical Products
   11,800              Schneider Electric S.A. ............        594,401
                                                              ------------
                       Food: Major Diversified
   19,110              Groupe Danone ......................      2,207,406
                                                              ------------
                       Major Banks
   16,400              Societe Generale (A Shares) ........        974,249
                                                              ------------
                       Oil Refining/Marketing
   18,200              TotalFinaElf S.A. ..................      2,685,558
                                                              ------------
                       Pharmaceuticals: Major
   55,855              Aventis S.A. .......................      4,159,738
                                                              ------------
                       Total France .......................     12,570,049
                                                              ------------
                       Germany (3.5%)
                       Industrial Conglomerates
   17,815              E. ON AG ...........................        875,734
   24,060              RWE AG .............................        867,188
                                                              ------------
                                                                 1,742,922
                                                              ------------


  NUMBER OF
    SHARES                                                        VALUE
-------------                                                 ------------
                       Major Banks
   14,100              Deutsche Bank AG
                         (Registered Shares) ..............   $    836,391
                                                              ------------
                       Major Telecommunications
   92,500              Deutsche Telekom AG
                         (Registered Shares) ..............      1,313,498
                                                              ------------
                       Multi-Line Insurance
    9,410              Muenchener Rueckver AG
                         (Registered Shares) ..............      2,300,583
                                                              ------------
                       Total Germany ......................      6,193,394
                                                              ------------
                       Hong Kong (1.4%)
                       Electric Utilities
  245,500              CLP Holdings Ltd. ..................        988,358
                                                              ------------
                       Industrial Conglomerates
   60,000              Hutchison Whampoa Ltd. .............        488,493
                                                              ------------
                       Real Estate Development
  499,000              Hong Kong Land Holdings
                         Ltd. .............................        943,110
                                                              ------------
                       Total Hong Kong ....................      2,419,961
                                                              ------------
                       Italy (3.4%)
                       Integrated Oil
  200,100              ENI SpA ............................      2,752,783
                                                              ------------
                       Major Banks
  258,700              IntesaBci SpA ......................        604,392
                                                              ------------
                       Major Telecommunications
  503,800              Telecom Italia SpA .................      2,625,302
                                                              ------------
                       Total Italy ........................      5,982,477
                                                              ------------
                       Japan (22.5%)
                       Advertising/Marketing Services
   17,900              Asatsu - Dk Inc. ...................        353,289
                                                              ------------
                       Broadcasting
      148              Fuji Television Network, Inc. ......        730,263
                                                              ------------
                       Commercial Printing/Forms
   38,000              Dai Nippon Printing Co., Ltd........        365,625
                                                              ------------
                       Computer Processing Hardware
  316,000              Fujitsu Ltd. .......................      2,071,860
                                                              ------------
                       Containers/Packaging
   86,000              Toyo Seikan Kaisha, Ltd. ...........      1,107,147
                                                              ------------

                       See Notes to Financial Statements

Morgan Stanley International Value Equity Fund
PORTFOLIO OF INVESTMENTS o FEBRUARY 28, 2002 (UNAUDITED) continued




  NUMBER OF
   SHARES                                                           VALUE
------------                                                    ------------
                       Electrical Products
  67,000               Sumitomo Electric Industries
                         Ltd. ...............................   $    425,763
                                                                ------------
                       Electronic Equipment/Instruments
  86,000               Canon, Inc. ..........................      3,015,401
  10,100               Kyocera Corp. ........................        605,577
  71,000               Matsushita Electric Industrial
                         Co., Ltd. ..........................        860,429
356,000                Mitsubishi Electric Corp. ............      1,280,173
                                                                ------------
                                                                   5,761,580
                                                                ------------
                       Electronics/Appliances
 19,700                Sony Corp. ...........................        895,454
                                                                ------------
                       Finance/Rental/Leasing
  3,700                Takefuji Corp. .......................        225,441
                                                                ------------
                       Food Retail
 28,900                Lawson, Inc. .........................        706,512
                                                                ------------
                       Gas Distributors
714,000                Tokyo Gas Co., Ltd. ..................      1,841,582
                                                                ------------
                       Home Building
158,000                Sekisui House Ltd. ...................      1,019,393
                                                                ------------
                       Industrial Conglomerates
305,000                Hitachi Ltd. .........................      1,942,733
                                                                ------------
                       Investment Banks/Brokers
455,000                Daiwa Securities Group Inc. ..........      2,758,710
                                                                ------------
                       Major Banks
    280                Mizuho Holdings, Inc. ................        529,605
                                                                ------------
                       Major Telecommunications
    481                Nippon Telegraph & Telephone
                       Corp. ................................      1,535,489
                                                                ------------
                       Motor Vehicles
108,000                Toyota Motor Corp. ...................      2,761,364
                                                                ------------
                       Pharmaceuticals: Major
 83,000                Sankyo Co., Ltd. .....................      1,213,106
                                                                ------------
                       Pharmaceuticals: Other
 43,000                Shionogi & Co., Ltd. .................        626,548
130,000                Yamanouchi Pharmaceutical
                         Co., Ltd. ..........................      3,391,896
                                                                ------------
                                                                   4,018,444
                                                                ------------


 NUMBER OF
   SHARES                                                           VALUE
-----------                                                     -------------
                       Property - Casualty Insurers
361,000                Mitsui Sumitomo Insurance
                         Co., Ltd. ..........................   $  1,562,642
177,000                Tokio Marine & Fire Insurance
                         Co. ................................      1,271,658
                                                                ------------
                                                                   2,834,300
                                                                ------------
                       Publishing: Books/Magazines
107,000                Toppan Printing Co., Ltd. ............        919,131
                                                                ------------
                       Recreational Products
 74,000                Fuji Photo Film Co., Ltd. ............      2,334,629
                                                                ------------
                       Semiconductors
 11,900                Rohm Co., Ltd. .......................      1,721,479
                                                                ------------
                       Tobacco
    249                Japan Tobacco, Inc. ..................      1,414,773
                                                                ------------
                       Total Japan ..........................     39,487,672
                                                                ------------
                       Netherlands (6.4%)
                       Financial Conglomerates
 74,900                ING Groep NV .........................      1,788,242
                                                                ------------
                       Food: Specialty/Candy
 51,294                CSM NV ...............................      1,071,400
                                                                ------------
                       Industrial Conglomerates
 29,200                Koninklijke (Royal) Philips
                       Electronics NV .......................        765,878
                                                                ------------
                       Industrial Specialties
 40,400                Akzo Nobel NV ........................      1,789,457
                                                                ------------
                       Integrated Oil
 82,600                Royal Dutch Petroleum Co. ............      4,279,178
                                                                ------------
                       Major Banks
 45,900                ABN AMRO Holding NV ..................        802,465
                                                                ------------
                       Major Telecommunications
164,200                Koninklijke (Royal) Kpn NV* ..........        787,195
                                                                ------------
                       Total Netherlands ....................     11,283,815
                                                                ------------
                       Portugal (0.5%)
                       Electric Utilities
496,500                Electricidade de Portugal, S.A.               961,599
                                                                ------------
                       Singapore (0.4%)
                       Regional Banks
 93,000                United Overseas Bank Ltd. ............        705,815
                                                                ------------

                       See Notes to Financial Statements

Morgan Stanley International Value Equity Fund
Portfolio of Investments [|] February 28, 2002 (unaudited) continued




 NUMBER OF
   SHARES                                                        VALUE
------------                                                 ------------
                       South Korea (1.5%)
                       Semiconductors
  19,655               Samsung Electronics Co., Ltd.
                         (GDR) - 144A** ..................   $  2,548,271
                                                             ------------
                       Spain (1.2%)
                       Electric Utilities
  90,600               Iberdrola S.A. ....................      1,144,883
                                                             ------------
                       Major Telecommunications
  89,440               Telefonica S.A.* ..................      1,047,108
                                                             ------------
                       Total Spain .......................      2,191,991
                                                             ------------
                       Sweden (2.1%)
                       Major Banks
189,400                ForeningsSparbanken AB ............      2,176,907
                                                             ------------
                       Regional Banks
296,200                Nordea AB .........................      1,546,181
                                                             ------------
                       Total Sweden ......................      3,723,088
                                                             ------------
                       Switzerland (8.3%)
                       Building Products
    510                Schindler Holding AG (Part
                         Cert.) ..........................        751,095
                                                             ------------
                       Construction Materials
  4,056                Holcim Ltd. (B Shares) ............        852,663
                                                             ------------
                       Financial Conglomerates
 35,830                UBS AG (Registered Shares)*........      1,663,641
                                                             ------------
                       Food: Major Diversified
 16,550                Nestle S.A. (Registered B
                         Shares) .........................      3,669,223
                                                             ------------
                       Multi-Line Insurance
  4,060                Zurich Financial Services AG ......        787,758
                                                             ------------
                       Other Consumer Specialties
 76,258                Compagnie Financiere
                         Richmont AG (Series A) ..........      1,594,134
                                                             ------------
                       Pharmaceuticals: Major
 64,035                Novartis AG (Registered
                         Shares) .........................      2,441,565
 27,739                Roche Holding AG ..................      1,956,039
                                                             ------------
                                                                4,397,604
                                                             ------------


 NUMBER OF
   SHARES                                                        VALUE
-----------                                                  ------------
                       Property - Casualty Insurers
  9,000                Swiss Re (Registered Shares).......   $    812,184
                                                             ------------
                       Total Switzerland .................     14,528,302
                                                             ------------
                       United Kingdom (33.2%)
                       Advertising/Marketing Services
225,900                WPP Group PLC .....................      2,380,706
                                                             ------------
                       Aerospace & Defense
641,200                BAE Systems PLC ...................      2,888,266
233,715                Rolls-Royce PLC ...................        533,002
                                                             ------------
                                                                3,421,268
                                                             ------------
                       Beverages: Alcoholic
525,846                Allied Domecq PLC .................      2,994,341
172,100                Diageo PLC ........................      2,047,749
                                                             ------------
                                                                5,042,090
                                                             ------------
                       Catalog/Specialty Distribution
191,129                GUS PLC ...........................      1,868,066
                                                             ------------
                       Chemicals: Specialty
113,587                BOC Group PLC .....................      1,678,145
                                                             ------------
                       Electric Utilities
301,949                Innogy Holdings PLC ...............      1,096,009
197,423                Scottish & Southern Energy
                         PLC .............................      1,775,775
                                                             ------------
                                                                2,871,784
                                                             ------------
                       Financial Conglomerates
131,400                HSBC Holdings PLC .................      1,437,839
280,353                Lloyds TSB Group PLC ..............      2,700,416
                                                             ------------
                                                                4,138,255
                                                             ------------
                       Food Retail
315,100                Sainsbury (J) PLC .................      1,866,813
                                                             ------------
                       Food: Specialty/Candy
614,600                Cadbury Schweppes PLC .............      4,187,494
182,278                Tate & Lyle PLC ...................        870,123
                                                             ------------
                                                                5,057,617
                                                             ------------
                       Gas Distributors
677,600                Lattice Group PLC .................      1,624,496
                                                             ------------

                       See Notes to Financial Statements

Morgan Stanley International Value Equity Fund
PORTFOLIO OF INVESTMENTS o FEBRUARY 28, 2002 (UNAUDITED) continued


  NUMBER OF
   SHARES                                                  VALUE
------------                                          -------------
               Household/Personal Care
   21,800      Reckitt Benckiser PLC ..............   $    345,544
                                                      ------------
               Integrated Oil
  358,300      BP PLC .............................      2,956,374
                                                      ------------
               Life/Health Insurance
  143,200      Prudential PLC .....................      1,330,649
                                                      ------------
               Major Banks
   72,700      Barclays PLC .......................      2,136,826
                                                      ------------
               Miscellaneous Commercial Services
  620,573      Hays PLC ...........................      1,736,107
  470,978      Rentokil Initial PLC ...............      1,779,597
                                                      ------------
                                                         3,515,704
                                                      ------------
               Other Transportation
   89,800      British Airport Authority PLC ......        812,183
                                                      ------------
               Pharmaceuticals: Major
  168,900      GlaxoSmithKline PLC ................      4,124,616
                                                      ------------
               Publishing: Books/Magazines
  387,800      Reed International PLC .............      3,479,934
                                                      ------------
               Pulp & Paper
  127,500      Bunzl PLC ..........................        908,437
                                                      ------------
               Tobacco
  234,853      British American Tobacco
                 PLC ..............................      2,159,024
  173,070      Imperial Tobacco Group PLC..........      2,297,090
                                                      ------------
                                                         4,456,114
                                                      ------------
               Wholesale Distributors
  109,500      Wolseley PLC .......................        925,987
                                                      ------------
               Wireless Telecommunications
1,713,600      Vodafone Group PLC .................      3,246,533
                                                      ------------
               Total United Kingdom ...............     58,188,141
                                                      ------------
               Total Common Stocks
               (Cost $170,949,005).................    165,512,082
                                                      ------------




   PRINCIPAL
   AMOUNT IN
   THOUSANDS                                         VALUE
-------------                                    ------------
                  Short-Term Investments (6.2%)
                  Time Deposit (0.5%)
                  Germany
  EUR 1,008       West LB Time Deposits 3.30%
                    due 03/07/02
                    (Cost $883,604)...........   $   875,739
                                                 -----------
                  U.S. Government Agency (a) (5.7%)
$     10,000      Federal National Mortgage
                  Assoc. 1.82% due
                    03/01/02
                  (Cost $10,000,000)..........    10,000,000
                                                 -----------
                  Total Short-Term Investments
                  (Cost $10,883,604)..........    10,875,739
                                                 -----------


Total Investments
(Cost $181,832,609) (b).........   100.5 %       176,387,821
Liabilities in Excess of Other
Assets .........................    (0.5)           (930,785)
                                   -----         -----------
Net Assets .....................   100.0 %      $175,457,036
                                   =====        ============

---------------------------
GDR          Global Depository Receipt.
*            Non-income producing security.
**           Resale is restricted to qualified institutional investors.
(a)          Purchased on a discount basis. The interest rate shown has been adjusted to reflect a money market equivalent yield.
(b)          The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $6,584,497 and the aggregate gross unrealized depreciation is $12,029,285, resulting in net unrealized depreciation of $5,444,788.


                       See Notes to Financial Statements

Morgan Stanley International Value Equity Fund
PORTFOLIO OF INVESTMENTS o FEBRUARY 28, 2002 (UNAUDITED) continued

Forward Foreign Currency Contracts Open at February 28, 2002:


                                                          UNREALIZED
     CONTRACTS TO               IN           DELIVERY   APPRECIATION/
       RECEIVE             EXCHANGE FOR        DATE    DEPRECIATION
---------------------- -------------------- ---------- --------------
USD          33,932    HKD       264,632    03/01/02   $      (2)
USD          61,523    AUD       119,208    03/04/02          83
USD          53,857    CHF        91,870    03/04/02         241
USD          38,758    DKK       332,817    03/04/02         145
USD       1,835,661    GBP     1,296,188    03/04/02         389
USD       1,377,418    JPY   184,518,917    03/04/02       2,060
USD         126,167    SEK     1,320,964    03/04/02         356
USD      14,149,000    EUR    16,328,930    05/09/02      (9,235)
EUR       3,767,620    USD     3,278,959    05/09/02      16,452
USD       3,278,959    GBP     2,300,000    05/09/02     (34,733)
GBP      10,000,000    USD    14,149,000    05/09/02      43,667
USD      11,309,658    EUR    12,863,391    05/14/02    (173,178)
JPY   1,500,000,000    USD    11,309,658    05/14/02      51,355
                                                       ---------
  Net unrealized depreciation ......................   $(102,400)
                                                       =========

Currency Abbreviations:
--------------------------------
 AUD  Australian Dollar.
 CHF  Swiss Franc.
 DKK  Danish Krone.
 EUR  Euro.
 GBP  British Pound.
 HKD  Hong Kong Dollar.
 JPY  Japanese Yen.
 SEK  Swedish Krona.

                       See Notes to Financial Statements

Morgan Stanley International Value Equity Fund
Summary of Investments [|] February 28, 2002 (unaudited)




                                                          PERCENT OF
INDUSTRY                             VALUE                NET ASSETS
----------------------------------------------------------------------------
Advertising/Marketing
   Services ..................   $  2,733,995                1.6%
Aerospace & Defense ..........      3,421,268                1.9
Beverages: Alcoholic .........      5,042,090                2.9
Broadcasting .................        730,263                0.4
Building Products ............        751,095                0.4
Catalog/Specialty
   Distribution ..............      1,868,066                1.1
Chemicals: Specialty .........      1,678,145                1.0
Commercial Printing/Forms.....        365,625                0.2
Computer Processing
   Hardware ..................      2,071,860                1.2
Construction Materials .......        852,663                0.5
Containers/Packaging .........      3,055,844                1.7
Electric Utilities ...........      5,966,624                3.4
Electrical Products ..........      1,020,164                0.6
Electronic Equipment/
   Instruments ...............      5,761,580                3.3
Electronics/Appliances .......        895,455                0.5
Finance/Rental/Leasing .......        225,441                0.1
Financial Conglomerates ......      8,417,906                4.8
Food Retail ..................      2,573,325                1.5
Food: Major Diversified ......      5,876,629                3.3
Food: Specialty/Candy ........      7,260,409                4.1
Gas Distributors .............      3,466,078                2.0
Home Building ................      1,019,393                0.6
Household/Personal Care ......        345,544                0.2
Industrial Conglomerates .....      4,940,027                2.8
Industrial Specialties .......      1,789,457                1.0
Integrated Oil ...............      9,988,335                5.7
Investment Banks/Brokers .....      2,758,710                1.6
Life/Health Insurance ........      1,330,649                0.8
Major Banks ..................      8,060,835                4.6
Major Telecommunications......      9,545,130                5.4
Miscellaneous Commercial
   Services ..................      3,515,704                2.0
Motor Vehicles ...............      2,761,364                1.6
Multi-Line Insurance .........      3,088,340                1.8
Oil & Gas Production .........        508,360                0.3
Oil Refining/Marketing .......      2,685,558                1.5
Other Consumer Specialties          1,594,134                0.9


                                                          PERCENT OF
INDUSTRY                             VALUE                NET ASSETS
--------------------------------------------------------------------------
Other Transportation .........   $    812,183                0.5%
Pharmaceuticals: Major .......     13,895,064                7.9
Pharmaceuticals: Other .......      4,018,444                2.3
Property - Casualty
   Insurers ..................      3,646,484                2.1
Publishing: Books/
   Magazines .................      4,399,065                2.5
Pulp & Paper .................        931,886                0.5
Real Estate Development ......        943,110                0.5
Recreational Products ........      2,334,629                1.3
Regional Banks ...............      2,251,996                1.3
Semiconductors ...............      4,269,750                2.4
Time Deposit .................        875,739                0.5
Tobacco ......................      5,870,886                3.3
U.S. Government Agency .......     10,000,000                5.7
Wholesale Distributors .......        925,987                0.5
Wireless
   Telecommunications ........      3,246,533                1.9
                                 ------------              -----
                                 $176,387,821              100.5%
                                 ============              =====





                                                    PERCENT OF
TYPE OF INVESTMENT                      VALUE       NET ASSETS
--------------------------------   ---------------   -----------
Common Stocks ..................   $165,512,082       94.3%
Short-Term Investments .........     10,875,739        6.2
                                   ------------      -----
                                   $176,387,821      100.5%
                                   ============      =====

                       See Notes to Financial Statements

Morgan Stanley International Value Equity Fund
FINANCIAL STATEMENTS

Statement of Assets and Liabilities
February 28, 2002 (unaudited)



Assets:
Investments in securities, at value
 (cost $181,832,609)..............................................    $176,387,821
Cash (including $1,776,420 in foreign currency) ..................       2,467,939
Receivable for:
  Shares of beneficial interest sold .............................       1,770,008
  Investments sold ...............................................       1,719,478
  Dividends ......................................................         270,146
  Foreign withholding taxes reclaimed ............................          50,248
Deferred offering costs ..........................................          19,315
Prepaid expenses and other assets ................................          70,888
                                                                      ------------
  Total Assets ...................................................     182,755,843
                                                                      ------------
Liabilities:
Payable for:
  Investments purchased ..........................................       6,722,818
  Shares of beneficial interest repurchased ......................         147,690
  Investment management fee ......................................         126,619
  Distribution fee ...............................................         106,979
Accrued expenses and other payables ..............................         194,701
                                                                      ------------
  Total Liabilities ..............................................       7,298,807
                                                                      ------------
  Net Assets .....................................................    $175,457,036
                                                                      ============
Composition of Net Assets:
Paid-in-capital ..................................................    $186,637,832
Net unrealized depreciation ......................................      (5,572,819)
Accumulated net investment loss ..................................        (863,964)
Accumulated net realized loss ....................................      (4,744,013)
                                                                      ------------
  Net Assets .....................................................    $175,457,036
                                                                      ============
Class A Shares:
Net Assets .......................................................      $7,774,330
Shares Outstanding (unlimited authorized, $.01 par value).........         840,786
  Net Asset Value Per Share ......................................           $9.25
                                                                             =====
  Maximum Offering Price Per Share,
  (net asset value plus 5.54% of net asset value) ................           $9.76
                                                                             =====
Class B Shares:
Net Assets .......................................................    $124,114,164
Shares Outstanding (unlimited authorized, $.01 par value).........      13,485,770
  Net Asset Value Per Share ......................................            $9.20
                                                                              ====
Class C Shares:
Net Assets .......................................................     $17,677,786
Shares Outstanding (unlimited authorized, $.01 par value).........       1,921,063
  Net Asset Value Per Share ......................................           $9.20
                                                                             =====
Class D Shares:
Net Assets .......................................................     $25,890,756
Shares Outstanding (unlimited authorized, $.01 par value).........       2,797,602
  Net Asset Value Per Share ......................................           $9.25
                                                                             =====


                       See Notes to Financial Statements

Morgan Stanley International Value Equity Fund
FINANCIAL STATEMENTS continued

Statement of Operations
For the six months ended February 28, 2002 (unaudited)



Net Investment Loss:
Income
Dividends (net of $111,844 foreign withholding tax).......................................    $    999,058
Interest .................................................................................          84,333
                                                                                              ------------
  Total Income ...........................................................................       1,083,391
                                                                                              ------------
Expenses
Investment management fee ................................................................         768,424
Distribution fee (Class A shares) ........................................................          10,473
Distribution fee (Class B shares) ........................................................         581,447
Distribution fee (Class C shares) ........................................................          81,314
Transfer agent fees and expenses .........................................................         172,041
Custodian fees ...........................................................................          64,364
Offering costs ...........................................................................          62,436
Registration fees ........................................................................          45,953
Professional fees ........................................................................          36,329
Shareholder reports and notices ..........................................................          24,524
Trustees' fees and expenses ..............................................................           4,109
Other ....................................................................................           9,310
                                                                                              ------------
  Total Expenses .........................................................................       1,860,724
                                                                                              ------------
  Net Investment Loss ....................................................................        (777,333)
                                                                                              ------------
Net Realized and Unrealized Gain (Loss):
Net realized gain/loss on:
  Investments ............................................................................      (4,445,749)
  Foreign exchange transactions ..........................................................         343,065
                                                                                              ------------
  Net Loss ...............................................................................      (4,102,684)
                                                                                              ------------
Net change in unrealized appreciation/depreciation on:
  Investments ............................................................................       1,231,986
  Translation of forward foreign currency contracts and other assets and liabilities denominated in
    foreign currencies ...................................................................        (182,014)
                                                                                              ------------
  Net Appreciation .......................................................................       1,049,972
                                                                                              ------------
  Net Loss ...............................................................................      (3,052,712)
                                                                                              ------------
Net Decrease .............................................................................    $ (3,830,045)
                                                                                              ============

                       See Notes to Financial Statements

Morgan Stanley International Value Equity Fund
FINANCIAL STATEMENTS continued

Statement of Changes in Net Assets




                                                                                                            FOR THE PERIOD
                                                                                         FOR THE SIX        APRIL 26, 2001*
                                                                                         MONTHS ENDED           THROUGH
                                                                                      FEBRUARY 28, 2002     AUGUST 31, 2001
                                                                                     -------------------   ----------------
                                                                                        (unaudited)
Increase (Decrease) in Net Assets:
Operations:
Net investment income (loss) .....................................................      $   (777,333)        $    120,120
Net realized gain (loss) .........................................................        (4,102,684)             292,793
Net change in unrealized appreciation/depreciation ...............................         1,049,972           (6,622,791)
                                                                                        ------------         ------------
  Net Decrease ...................................................................        (3,830,045)          (6,209,878)
                                                                                        ------------         ------------
Dividends to Shareholders from Net Investment Income:
Class A shares ...................................................................           (69,070)                   -
Class B shares ...................................................................          (950,061)                   -
Class C shares ...................................................................          (134,332)                   -
Class D shares ...................................................................          (125,815)                   -
                                                                                        ------------         ------------
  Total Dividends ................................................................        (1,279,278)                   -
                                                                                        ------------         ------------
Net increase from transactions in shares of beneficial interest ..................        29,325,950          157,350,287
                                                                                        ------------         ------------
  Net Increase ...................................................................        24,216,627          151,140,409
Net Assets:
Beginning of period ..............................................................       151,240,409              100,000
                                                                                        ------------         ------------
End of Period
(Including an accumulated net investment loss of $863,964 and undistributed net
investment income of $1,192,647, respectively)....................................      $175,457,036         $151,240,409
                                                                                        ============         ============

------------
*     Commencement of operations.

                       See Notes to Financial Statements

Morgan Stanley International Value Equity Fund
NOTES TO FINANCIAL STATEMENTS o FEBRUARY 28, 2002 (unaudited)


1. Organization and Accounting Policies
Morgan Stanley International Value Equity Fund (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund's investment objective is long-term capital appreciation. The Fund seeks to achieve its objective by investing primarily in common stocks and other securities, including depository receipts and securities convertible into common stock, of companies located outside of the United States. The Fund was organized as a Massachusetts business trust on January 11, 2001 and had no operations other than those relating to organizational matters and the issuance of 2,500 shares of beneficial interest by each class for $25,000 of each class to Morgan Stanley Investment Advisors Inc. (the "Investment Manager"), to effect the Fund's initial capitalization. The Fund commenced operations on April 26, 2001.

The Fund offers Class A shares, Class B shares, Class C shares and Class D shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase and some Class A shares, and most Class B shares and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within one year, six years and one year, respectively. Class D shares are not subject to a sales charge. Additionally, Class A shares, Class B shares and Class C shares incur distribution expenses.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

The following is a summary of significant accounting policies:

A. Valuation of Investments - (1) an equity portfolio security listed or traded on the New York or American Stock Exchange, NASDAQ, or other exchange is valued at its latest sale price, prior to the time when assets are valued; if there were no sales that day, the security is valued at the latest bid price (in cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market pursuant to procedures adopted by the Trustees); (2) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the latest available bid price; (3) when market quotations are not readily available, including circumstances under which it is determined by the Investment Manager that sale or bid prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Trustees (valuation of debt securities for which market quotations are not readily available may be based upon current market prices of securities which are comparable in coupon, rating and maturity or an appropriate matrix utilizing similar factors); and (4) short-term debt securities having a maturity date of more than sixty days at time of

Morgan Stanley International Value Equity Fund
NOTES TO FINANCIAL STATEMENTS  o  FEBRUARY 28, 2002 (UNAUDITED) continued

purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. Accounting for Investments - Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Dividend income and other distributions are recorded on the ex-dividend date. Discounts are accreted and premiums are amortized over the life of the respective securities. Interest income is accrued daily.

C. Multiple Class Allocations - Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

D. Foreign Currency Translation - The books and records of the Fund are maintained in U.S. dollars as follows: (1) the foreign currency market value of investment securities, other assets and liabilities and forward foreign currency contracts ("forward contracts") are translated at the exchange rates prevailing at the end of the period; and (2) purchases, sales, income and expenses are translated at the exchange rates prevailing on the respective dates of such transactions. The resultant exchange gains and losses are included in the Statement of Operations as realized and unrealized gain/loss on foreign exchange transactions. Pursuant to U.S. federal income tax regulations, certain foreign exchange gains/losses included in realized and unrealized gain/loss are included in or are a reduction of ordinary income for federal income tax purposes. The Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of the securities.

E. Forward Foreign Currency Contracts - The Fund may enter into forward contracts which are valued daily at the appropriate exchange rates. The resultant unrealized exchange gains and losses are included in the Statement of Operations as unrealized foreign currency gain or loss. The Fund records realized gains or losses on delivery of the currency or at the time the forward contract is extinguished (compensated) by entering into a closing transaction prior to delivery.

F. Federal Income Tax Status - It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

G. Dividends and Distributions to Shareholders - The Fund records dividends and distributions to its shareholders on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations

Morgan Stanley International Value Equity Fund
NOTES TO FINANCIAL STATEMENTS o FEBRUARY 28, 2002 (UNAUDITED) continued

which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment income or distributions in excess of net realized capital gains. To the extent they exceed net investment income and net realized capital gains for tax purposes, they are reported as distributions of paid-in-capital.

H. Offering Costs - The Investment Manager incurred offering costs on behalf of the Fund in the amount of $125,905 which was reimbursed by the Fund for the full amount thereof. Such expenses were deferred and are being amortized by the Fund on the straight-line method over the period of benefit of approximately one year or less from the commencement of operations.


2. Investment Management Agreement
Pursuant to an Investment Management Agreement, the Fund pays the Investment Manager a management fee, accrued daily and payable monthly, by applying the annual rate of 1.0% to the net assets of the Fund determined as of the close of each business day.


3. Plan of Distribution
Shares of the Fund are distributed by Morgan Stanley Distributors Inc. (the "Distributor"), an affiliate of the Investment Manager. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A - up to 0.25% of the average daily net assets of Class A; (ii) Class B - 1.0% of the average daily net assets of Class B; and (iii) Class C - up to 1.0% of the average daily net assets of Class C.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that such excess amounts totaled $5,234,040 at February 28, 2002.

In the case of Class A shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 1.0% of the average daily net assets of Class A or Class C, respectively, will

Morgan Stanley International Value Equity Fund
NOTES TO FINANCIAL STATEMENTS o FEBRUARY 28, 2002 (UNAUDITED) continued

not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales credit to Morgan Stanley Financial Advisors or other selected broker-dealer representatives may be reimbursed in the subsequent calendar year. For the six months ended February 28, 2002, the distribution fee was accrued for Class A shares and Class C shares at the annual rate of 0.25% and 1.0%, respectively.

The Distributor has informed the Fund that for the six months ended February 28, 2002, it received contingent deferred sales charges from certain redemptions of the Fund's Class B shares and Class C shares of $235,367 and $9,862, respectively and received $31,351 in front-end sales charges from sales of the Fund's Class A shares. The respective shareholders pay such charges which are not an expense of the Fund.


4. Security Transactions and Transactions with Affiliates
The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the six months ended February 28, 2002 aggregated $73,001,513, and $41,983,971, respectively.

Morgan Stanley Trust, an affiliate of the Investment Manager and Distributor, is the Fund's transfer agent. At February 28, 2002, the Fund had transfer agent fees and expenses payable of approximately $21,900.


5. Purposes of and Risks Relating to Certain Financial Instruments
The Fund may enter into forward contracts to facilitate settlement of foreign currency denominated portfolio transactions or to manage foreign currency exposure associated with foreign currency denominated securities.

Forward contracts involve elements of market risk in excess of the amounts reflected in the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the foreign exchange rates underlying the forward contracts. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.


At February 28, 2002, there were outstanding forward contracts.

At February 28, 2002 the Fund's cash balance consisted principally of interest bearing deposits with J.P. Morgan Chase, the Fund's custodian.

Morgan Stanley International Value Equity Fund
NOTES TO FINANCIAL STATEMENTS  o FEBRUARY 28, 2002 (UNAUDITED) continued

6. Shares of Beneficial Interest
Transactions in shares of beneficial interest were as follows:




                                                                                FOR THE PERIOD
                                                 FOR THE SIX                    APRIL 26, 2001*
                                                 MONTHS ENDED                       THROUGH
                                              FEBRUARY 28, 2002                 AUGUST 31, 2001
                                       -------------------------------- --------------------------------
                                                 (unaudited)
                                            SHARES          AMOUNT            SHARES          AMOUNT
                                       --------------- ----------------  --------------- ----------------
CLASS A SHARES
Sold .................................     1,840,165    $  16,837,834        1,970,211    $  19,425,932
Reinvestment of dividends ............         6,220           57,603                -                -
Redeemed .............................    (1,944,797)     (18,036,554)      (1,033,513)     (10,132,153)
                                          ----------    -------------       ----------    -------------
Net increase (decrease) - Class A ....       (98,412)      (1,141,117)         936,698        9,293,779
                                          ----------    -------------       ----------    -------------
CLASS B SHARES
Sold .................................     2,907,893       26,687,696       12,346,969      123,006,979
Reinvestment of dividends ............        93,885          866,560                -                -
Redeemed .............................    (1,485,477)     (13,602,801)        (380,000)      (3,707,127)
                                          ----------    -------------       ----------    -------------
Net increase - Class B ...............     1,516,301       13,951,455       11,966,969      119,299,852
                                          ----------    -------------       ----------    -------------
CLASS C SHARES
Sold .................................     1,233,259       11,357,338        1,688,377       16,821,364
Reinvestment of dividends ............        12,831          118,427                -                -
Redeemed .............................      (950,803)      (8,799,490)         (65,101)        (646,860)
                                          ----------    -------------       ----------    -------------
Net increase - Class C ...............       295,287        2,676,275        1,623,276       16,174,504
                                          ----------    -------------       ----------    -------------
CLASS D SHARES
Sold .................................     1,865,090       16,863,575        1,409,121       14,053,672
Reinvestment of dividends ............        12,420          115,013                -                -
Redeemed .............................      (342,857)      (3,139,251)        (148,672)      (1,471,520)
                                          ----------    -------------       ----------    -------------
Net increase - Class D ...............     1,534,653       13,839,337        1,260,449       12,582,152
                                          ----------    -------------       ----------    -------------
Net increase in Fund .................     3,247,829    $  29,325,950       15,787,392    $ 157,350,287
                                          ==========    =============       ==========    =============

------------
*     Commencement of operations.


7. Federal Income Tax Status

Capital losses incurred after October 31 ("post-October losses") within the taxable year are deemed to arise on the first business day of the Fund's next taxable year. The Fund incurred and will elect to defer net capital losses of approximately $318,000 during fiscal 2001.

As of August 31, 2001, the Fund had temporary book/tax differences primarily attributable to post-October capital loss deferrals on wash sales.

Morgan Stanley International Value Equity Fund
FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:




                                                                         FOR THE PERIOD
                                                      FOR THE SIX        APRIL 26, 2001*
                                                      MONTHS ENDED           THROUGH
                                                   FEBRUARY 28, 2002     AUGUST 31, 2001
                                                  -------------------   ----------------
                                                      (unaudited)
Class A Shares++
Selected Per Share Data:
Net asset value, beginning of period ..............     $ 9.60                $10.00
                                                        ------                ------
Income (loss) from investment operations:
 Net investment income (loss) .....................     (0.02)                  0.03
 Net realized and unrealized loss .................     (0.24)                 (0.43)
                                                        ------                ------
Total loss from investment operations .............     (0.26)                 (0.40)
                                                        ------                ------
Less dividends from net investment income .........     (0.09)                     -
                                                        ------                ------
Net asset value, end of period ....................     $9.25                 $ 9.60
                                                        ======                ======
Total Return+(1) ..................................     (2.71)%                (4.00)%
Ratios to Average Net Assets(2)(3):
Expenses ..........................................      1.80 %                 1.88 %
Net investment income (loss) ......................     (0.39)%                 0.87 %
Supplemental Data:
Net assets, end of period, in thousands ...........    $7,774                 $9,013
Portfolio turnover rate(1) ........................        28 %                   13 %

------------
*      Commencement of operations.
+ Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
++ The per share amounts were computed using an average number of shares outstanding during the period.
(1)    Not annualized.
(2)    Annualized.
(3) Reflects overall Fund ratios for investment income and non-class specific expenses.

                       See Notes to Financial Statements

Morgan Stanley International Value Equity Fund
FINANCIAL HIGHLIGHTS continued



                                                                             FOR THE PERIOD
                                                          FOR THE SIX        APRIL 26, 2001*
                                                          MONTHS ENDED           THROUGH
                                                       FEBRUARY 28, 2002     AUGUST 31, 2001
                                                      -------------------   ----------------
                                                          (unaudited)
Class B Shares++
Selected Per Share Data:
Net asset value, beginning of period ..............       $  9.57             $   10.00
                                                          --------             --------
Income (loss) from investment operations:
 Net investment loss ..............................         (0.05)                 0.00
 Net realized and unrealized loss .................         (0.25)                (0.43)
                                                          --------             --------
Total loss from investment operations .............         (0.30)                (0.43)
                                                          --------             --------
Less dividends from net investment income .........         (0.07)                   -
                                                          --------             --------
Net asset value, end of period ....................       $  9.20              $   9.57
                                                          ========             ========
Total Return+(1) ..................................         (3.11)%               (4.30)%
Ratios to Average Net Assets(2)(3):
Expenses ..........................................          2.55 %                2.63 %
Net investment income (loss) ......................         (1.14)%                0.12 %
Supplemental Data:
Net assets, end of period, in thousands ...........      $124,114              $114,541
Portfolio turnover rate(1) ........................            28 %                  13 %

------------
*      Commencement of operations.
+ Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
++ The per share amounts were computed using an average number of shares outstanding during the period.
(1)    Not annualized.
(2)    Annualized.
(3) Reflects overall Fund ratios for investment income and non-class specific expenses.

                       See Notes to Financial Statements

Morgan Stanley International Value Equity Fund
FINANCIAL HIGHLIGHTS continued



                                                                          FOR THE PERIOD
                                                      FOR THE SIX        APRIL 26, 2001*
                                                      MONTHS ENDED           THROUGH
                                                   FEBRUARY 28, 2002     AUGUST 31, 2001
                                                  -------------------   ----------------
                                                       (unaudited)
Class C Shares++
Selected Per Share Data:
Net asset value, beginning of period ..............       $ 9.57              $ 10.00
                                                          ------              -------
Income (loss) from investment operations:
 Net investment loss ..............................       (0.05)                0.00
 Net realized and unrealized loss .................       (0.25)               (0.43)
                                                          ------              -------
Total loss from investment operations .............       (0.30)               (0.43)
                                                          ------              -------
Less dividends from net investment income .........       (0.07)                   -
                                                          ------              -------
Net asset value, end of period ....................       $ 9.20              $  9.57
                                                          ======              =======
Total Return+ (1) .................................        (3.10)%              (4.30)%
Ratios to Average Net Assets(2)(3):
Expenses ..........................................         2.55 %               2.63 %
Net investment income (loss) ......................        (1.14)%               0.12 %
Supplemental Data:
Net assets, end of period, in thousands ...........      $17,678              $15,558
Portfolio turnover rate(1) ........................           28 %                 13 %

------------
*      Commencement of operations.
+ Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
++ The per share amounts were computed using an average number of shares outstanding during the period.
(1)    Not annualized.
(2)    Annualized.
(3) Reflects overall Fund ratios for investment income and non-class specific expenses.

                       See Notes to Financial Statements

Morgan Stanley International Value Equity Fund
FINANCIAL HIGHLIGHTS continued



                                                                         FOR THE PERIOD
                                                      FOR THE SIX        APRIL 26, 2001*
                                                      MONTHS ENDED          THROUGH
                                                    FEBRUARY 28, 2002     AUGUST 31, 2001
                                                   -------------------   ----------------
                                                      (unaudited)
Class D Shares++
Selected Per Share Data:
Net asset value, beginning of period ..............       $ 9.60               $10.00
                                                          ------               ------
Income (loss) from investment operations:
 Net investment income ............................         0.00                 0.04
 Net realized and unrealized loss .................        (0.25)               (0.44)
                                                          ------               ------
Total loss from investment operations .............        (0.25)               (0.40)
                                                          ------               ------
Less dividends from net investment income .........        (0.10)                   -
                                                          ------               ------
Net asset value, end of period ....................       $ 9.25               $ 9.60
                                                          ======               ======
Total Return+(1) .................................         (2.61)%              (4.00)%
Ratios to Average Net Assets(2)(3):
Expenses ..........................................         1.55 %               1.63 %
Net investment income (loss) ......................        (0.14)%               1.12 %
Supplemental Data:
Net assets, end of period, in thousands ...........      $25,891              $12,128
Portfolio turnover rate(1) ........................           28 %                 13 %

------------
*      Commencement of operations.
+ Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
++ The per share amounts were computed using an average number of shares outstanding during the period.
(1)    Not annualized.
(2)    Annualized.
(3) Reflects overall Fund ratios for investment income and non-class specific expenses.

                       See Notes to Financial Statements

                 (This page has been left blank intentionally.)

TRUSTEES
Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
Wayne E. Hedien
James F. Higgins
Dr. Manuel H. Johnson
Michael E. Nugent
Philip J. Purcell
John L. Schroeder

OFFICERS
Charles A. Fiumefreddo
Chairman and Chief Executive Officer

Mitchell M. Merin
President

Barry Fink
Vice President, Secretary and General Counsel

Dominic Caldecott
Vice President

Peter Wright
Vice President

William Lock
Vice President

Thomas F. Caloia
Treasurer

TRANSFER AGENT
Morgan Stanley Trust
Harborside Financial Center - Plaza Two
Jersey City, New Jersey 07311

INDEPENDENT AUDITORS
Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281

INVESTMENT MANAGER
Morgan Stanley Investment Advisors Inc.
1221 Avenue of the Americas
New York, New York 10020


The financial statements included herein have been taken from the records of the Fund without examination by the independent auditors and accordingly they do not express an opinion thereon.

This report is submitted for the general information of the shareholders of the Fund. For more detailed information about the Fund, its fees and expenses and other pertinent information, please read its Prospectus. The Fund's Statement of Additional Information contains additional information about the Fund, including its trustees. It is available, without charge, by calling
(800) 869-NEWS.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus. Read the Prospectus carefully before investing.

Morgan Stanley Distributors Inc., member NASD.                        39906RPT



                                              [GRAPHIC OMITTED]



Morgan Stanley
International
Value Equity Fund


Semiannual Report
February 28, 2002

--------------------------------------------------